Trade accounts receivables - Summary of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [line items]
Allowance for expected credit losses	R$ (80,418)	R$ (32,463)	R$ (23,656)
Trade receivables	945,721	1,797,956
Current	886,126	1,415,850
Non-current	59,595	382,106
Trade receivables
Disclosure Of Trade Accounts Receivable [line items]
Loans designated at FVPL	511,240	1,646,685
Accounts receivable from subscription services	232,109	13,591
Accounts receivable from equipment rental	159,771	113,446
Allowance for expected credit losses	(80,418)	(32,463)
Chargeback	26,783	15,378
Others trade accounts receivable	R$ 96,236	R$ 41,319